CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY/(DEFICIT) - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-in Capital	Statutory Surplus reserves	Accumulated Other Comprehensive Income/(Loss)	Accumulated Deficit	Total COE's Shareholders' Equity/(Deficit)	Noncontrolling interest	Total
Beginning Balance at Dec. 31, 2022	$ 33	$ 337,407		$ 303	$ (331,166)	$ 6,577		$ 6,577
Beginning balance (in shares) at Dec. 31, 2022	337,816,197
Increase (Decrease) in Stockholders' Equity
Capital contributions from its investors							$ 147	147
Settlement of RSU by new issuance	$ 1	(1)
Settlement of RSU by new issuance (in shares)	5,484,000
Share based compensation		910				910		910
Net loss					(15,032)	(15,032)		(15,032)
Surplus reserves			$ 1		(1)
Foreign currency translation adjustment				(629)		(629)	2	(627)
Out of period adjustment					(166)	(166)		(166)
Ending Balance at Dec. 31, 2023	$ 34	338,316	1	(326)	(346,365)	(8,340)	149	(8,191)
Ending balance (in shares) at Dec. 31, 2023	343,300,197
Increase (Decrease) in Stockholders' Equity
Capital contributions from its investors							240	240
Exercise of share options (in shares)	807,000
Settlement of RSU by new issuance	$ 1	(1)
Settlement of RSU by new issuance (in shares)	6,687,180
Share based compensation		934				934		934
Net loss					(7,235)	(7,235)	(87)	(7,322)
Foreign currency translation adjustment				(359)		(359)	(14)	(373)
Ending Balance at Dec. 31, 2024	$ 35	339,249	1	(685)	(353,600)	(15,000)	288	(14,712)
Ending balance (in shares) at Dec. 31, 2024	350,794,377
Increase (Decrease) in Stockholders' Equity
Transaction with noncontrolling interests		152				152	(124)	28
Exercise of share options		218				218		218
Exercise of share options (in shares)	2,615,760
Settlement of RSU by new issuance	$ 1	(1)
Settlement of RSU by new issuance (in shares)	5,649,420
Share based compensation		1,331				1,331		1,331
Net loss					(16,804)	(16,804)	(54)	(16,858)
Foreign currency translation adjustment				(1,254)		(1,254)	(6)	(1,260)
Ending Balance at Dec. 31, 2025	$ 36	$ 340,949	$ 1	$ (1,939)	$ (370,404)	$ (31,357)	$ 104	$ (31,253)
Ending balance (in shares) at Dec. 31, 2025	359,059,557